Land, Buildings And Equipment, Net (Tables)	12 Months Ended
May. 31, 2015
Property, Plant and Equipment, Net [Abstract]
Components Of Land, Buildings And Equipment, Net
The components of land, buildings and equipment, net, are as follows:

(in millions)	May 31, 2015	May 25, 2014
Land	$633.5	$659.7
Buildings	3,338.9	3,234.5
Equipment	1,439.1	1,378.4
Assets under capital leases	72.0	69.5
Construction in progress	36.9	89.1
Total land, buildings and equipment	$5,520.4	$5,431.2
Less accumulated depreciation and amortization	(2,277.7)	(2,027.0)
Less amortization associated with assets under capital leases	(26.9)	(23.2)
Land, buildings and equipment, net	$3,215.8	$3,381.0